ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2012	2013
	US$	US$
Accrued payroll expenses	3,445	2,591
Retainage due to contractors	199	100
Employee termination costs	1,750	875
Guarantee deposits from original shareholders of acquired subsidiaries	1,358	1,394
Income tax payable	5,406	2,922
Other taxes payable	2,326	2,877
Amounts due to original shareholders of acquired subsidiaries	1,345	1,331
Accrued water resource fee	1,496	1,219
Loans from third parties	13,627	4,330
Interest payable	1,260	575
Accrued dam and reservoirs repair fee	1,424	851
Reservoir maintenance fund	1,905	2,338
Advance from customers	1,014	23
Deposits from third parties	716	—
Accrued audit fee	650	543
Accrued settlement costs for legal proceedings (Note 23(e))	—	579
Land compensation costs (Note 23(c))	959	624
Service fee payable	1,036	1,347
Other liabilities	3,909	3,553
Total	43,825	28,072